Subsequent Events 10-Q - A PARADISE ACQUISITION CORP.	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before condensed financial statements are issued, the Company has evaluated all events or transactions that occurred up to May 8, 2026, the date the financial statements were available to issued and has identified the following material subsequent events requiring disclosure.
Consummation of the Business Combination
On May 1, 2026, A Paradise convened its extraordinary general meeting of shareholders (the "Extraordinary General Meeting"), at which shareholders approved the Business Combination Proposal.
On May 7, 2026, the Business Combination was consummated. In connection with the closing, A Paradise domesticated as a Texas corporation and changed its name to Enhanced Group Inc.
Net proceeds to be received by the Company upon consummation of the Business Combination, after giving effect to 19,611,370 shares tendered for redemption, are approximately $3 million. As the net proceeds are insufficient to absorb the full $7.3 million of deferred offering costs recorded as of March 31, 2026, the excess of approximately $4.3 million will be recognized as an expense in the condensed consolidated statement of operations in the second quarter of 2026, the period in which the Business Combination was consummated.
Upon consummation of the Business Combination, all outstanding Enhanced Ltd equity interests, including preferred shares, common shares, SAFEs, and stock options, were converted or exchanged into shares of, or rights to acquire shares of, Enhanced Group Inc. Class A or Class B common stock in accordance with the terms of the Business Combination Agreement and the applicable Exchange Ratio. Upon consummation, the Company also committed to issue approximately $5.3 million in top up equity-based awards to certain employees and non-employees in 2026.
The Class A common stock of Enhanced Group Inc. will begin trading on the New York Stock Exchange ("NYSE") under the ticker symbol "ENHA" on May 8, 2026.
Working Capital Note
In April 2026, the Company drew $10 million under the Working Capital Note with Apeiron. See Note 10 - Related Party Transactions for further details regarding the Working Capital Note.
Subsequent Events
The Company has evaluated subsequent events through February 12, 2026, the date when the financial statements were available to be issued. Except as described below or elsewhere in these consolidated financial statements, the Company has concluded that no subsequent events have occurred that require disclosure.
On January 9, 2026, the Company engaged a vendor to construct the Company’s planned 50 meter portable pool with a total commitment of approximately $6.1 million.

A PARADISE ACQUISITION CORP.
Subsequent Event [Line Items]
Subsequent Events
Note 10 — Subsequent Events
In accordance with ASC 855, “Subsequent Events”, the Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, other than described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.
In connection with the initial Business Combination, the Company, Enhanced and Merger Sub have filed a registration statement on Form S-4, which was declared effective by the SEC on April 10, 2026, and which includes a proxy statement/prospectus (as amended or supplemented from time to time, the “Proxy Statement/Prospectus”) relating to the initial Business Combination.
On May 1, 2026, the Company convened its extraordinary general meeting of the shareholders (the “EGM”) at which the shareholders voted on the proposals described in detail in the proxy statement/prospectus filed by the Company with the SEC on April 10, 2026 (the “Proxy Statement”), which was first mailed by the Company to its shareholders on or about April 10, 2026.
As of April 2, 2026, the record date for the EGM, there were 27,266,667 ordinary shares outstanding and entitled to vote. At the EGM, there were 21,072,603 ordinary shares voted by proxy or in person, representing 77.28% of the total ordinary shares as of the record date, and constituting a quorum for the transaction of business. The shareholders approved the Business Combination Proposal, the Domestication Proposal, each of the Organizational Documents Proposals, the Director Election Proposal, the Stock Issuance Proposal, the Founder Plan Proposal, the Omnibus Incentive Plan Proposal, and the ESPP Proposal.
In connection with the EGM, an aggregate of 19,615,531 Class A ordinary Shares were tendered for redemption.
Subsequent Events
In accordance with ASC 855, “Subsequent Events”, the Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this audit, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.